Share-Based Compensation - Summary of Share Option Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Options, Outstanding, Beginning Balance	7,179,546
Number of Options, Granted	1,578,810
Number of Options, Forfeited	305,051
Number of Options, Exercised	1,252,489
Number of Options, Outstanding, Ending Balance	7,200,816	7,179,546
Number of Options, Vested and expected to vest	7,200,816
Number of Options, Exercisable	4,773,932
Weighted-Average Exercise Price, Outstanding, Beginning Balance	¥ 9.74
Weighted-Average Exercise Price, Granted	0.25
Weighted-Average Exercise Price, Forfeited	13.20
Weighted-Average Exercise Price, Exercised	4.20
Weighted-Average Exercise Price, Outstanding, Ending Balance	8.48	¥ 9.74
Weighted-Average Exercise Price, Vested and expected to vest	8.48
Weighted-Average Exercise Price, Exercisable	6.98
Weighted- Average grant-date Fair Value per Option, Outstanding, Beginning Balance	15.37
Weighted- Average grant-date Fair Value per Option, Granted	18.97
Weighted- Average grant-date Fair Value per Option, Forfeited	24.01
Weighted- Average grant-date Fair Value per Option, Exercised	8.24
Weighted- Average grant-date Fair Value per Option, Outstanding, Ending Balance	17.03	¥ 15.37
Weighted- Average grant-date Fair Value per Option, Vested and expected to vest	17.03
Weighted- Average grant-date Fair Value per Option, Exercisable	¥ 10.41
Weighted Average Remaining Contractual Term (Years), Outstanding	7 years 3 months 7 days	6 years 9 months
Weighted Average Remaining Contractual Term (Years), Vested and expected to vest	7 years 3 months 7 days
Weighted Average Remaining Contractual Term (Years), Exercisable	5 years 8 months 1 day
Aggregate Intrinsic Value, Outstanding	¥ 232,933	¥ 163,589
Aggregate Intrinsic Value, Vested and expected to vest	232,933
Aggregate Intrinsic Value, Exercisable	¥ 134,729